Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7 – Related Parties

A.	Balances

As of December 31, 2018, and 2017, the Company had an accrual in the amount of approximately $0.8 million and $0.9 million, respectively, pursuant to an employment agreement with its officers and directors’ fee.

B.	Transactions

1. 2.
During 2018, 2017 and 2016, the Company recorded salary expenses, stock based compensation expenses and directors' fee to its related parties in the amount of $3.7 million, $
3.4
million and $
2.5
million respectively.

2. On April 5, 2018, the Company sold to Biotechnology Value Fund, L.P. and certain of its affiliates in a registered direct offering
1,000,000
ordinary shares and warrants to purchase
1,000,000
ordinary shares, for a purchase price of $
6.00
 per share and related warrant. Each warrant may be exercised at any time and from time to time through and including the one-year anniversary of the initial exercise date at an exercise price of $
15.00
per share, subject to certain adjustments. The net proceeds to the Company, after deducting offering expenses, were $
5.96
million.

2.
In July 2018, the Company granted options to purchase
630,000
ordinary shares of the Company to its directors. The options are exercisable at $
11.56
per share, have a
10
year term and vest over a period of one year. The aggregate grant date fair value of such options is approximately $
5.6
million.